OTHER COMPREHENSIVE INCOME(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME(LOSS) (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Components of Other Comprehensive Income (Loss)
Components of other comprehensive income (loss), including the portion attributable to non-controlling interests and related tax effects, were as follows:

year ended December 31, 2024	Before Tax Amount	Income Tax (Expense) Recovery	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains and losses on net investment in foreign operations	1,582	20	1,602
Reclassification of foreign currency translation (gains) on net investment on disposal of foreign operations[1]	(25)	—	(25)
Change in fair value of net investment hedges	(23)	5	(18)
Change in fair value of cash flow hedges	46	(11)	35
Reclassification to net income of (gains) losses on cash flow hedges	(20)	4	(16)
Unrealized actuarial gains (losses) on pension and other post-retirement benefit plans	107	(24)	83
Reclassification to net income of actuarial (gains) losses on pension and other post-retirement benefit plans	(6)	—	(6)
Other comprehensive income (loss) on equity investments	230	(57)	173
Other Comprehensive Income (Loss)	1,891	(63)	1,828
1    Represents the controlling and non-controlling currency translation adjustment gains related to PNGTS. Refer to Note 30, Strategic alliance, acquisitions and dispositions, for additional information.

year ended December 31, 2023	Before Tax Amount	Income Tax (Expense) Recovery	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains and losses on net investment in foreign operations	(1,148)	7	(1,141)
Change in fair value of net investment hedges	23	(6)	17
Reclassification to net income of (gains) losses on cash flow hedges	97	(23)	74
Unrealized actuarial gains (losses) on pension and other post-retirement benefit plans	(15)	4	(11)
Other comprehensive income (loss) on equity investments	(283)	72	(211)
Other Comprehensive Income (Loss)	(1,326)	54	(1,272)

year ended December 31, 2022	Before Tax Amount	Income Tax (Expense) Recovery	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains and losses on net investment in foreign operations	1,410	84	1,494
Change in fair value of net investment hedges	(48)	12	(36)
Change in fair value of cash flow hedges	(58)	19	(39)
Reclassification to net income of (gains) losses on cash flow hedges	63	(21)	42
Unrealized actuarial gains (losses) on pension and other post-retirement benefit plans	81	(18)	63
Reclassification to net income of actuarial (gains) losses on pension and other post-retirement benefit plans	9	(3)	6
Other comprehensive income (loss) on equity investments	1,156	(289)	867
Other Comprehensive Income (Loss)	2,613	(216)	2,397

Schedule of Changes in Accumulated Other Comprehensive Income
The changes in AOCI by component, net of tax, are as follows:

(millions of Canadian $)	Currency Translation Adjustments	Cash Flow Hedges	Pension and Other Post-Retirement Benefit Plan Adjustments	Equity Investments	Total

AOCI balance at January 1, 2022	(1,009)	(112)	(113)	(200)	(1,434)
Other comprehensive income (loss) before reclassifications[1]	1,450	(39)	63	870	2,344
Amounts reclassified from AOCI	—	42	6	(3)	45
Net current period other comprehensive income (loss)	1,450	3	69	867	2,389
AOCI balance at December 31, 2022	441	(109)	(44)	667	955
Other comprehensive income (loss) before reclassifications[1]	(231)	—	(11)	(195)	(437)
Amounts reclassified from AOCI	—	74	—	(16)	58
Net current period other comprehensive income (loss)	(231)	74	(11)	(211)	(379)
Impact of non-controlling interest[2]	(527)	—	—	—	(527)
AOCI balance at December 31, 2023	(317)	(35)	(55)	456	49
Other comprehensive income (loss) before reclassifications[1]	692	35	83	188	998
Amounts reclassified from AOCI[3,4]	(15)	(16)	(6)	(15)	(52)
Net current period other comprehensive income (loss)	677	19	77	173	946
Impact of non-controlling interest[5]	(21)	—	—	—	(21)
Impact of spinoff of Liquids Pipelines business[6]	(741)	—	—	—	(741)
AOCI balance at December 31, 2024	(402)	(16)	22	629	233
1Other comprehensive income(loss) before reclassifications of currency translation adjustments are net of non-controlling interest gains of $903 million (2023 – losses of $366 million; 2022 – gains of $8 million).
2Represents the AOCI attributable to the 40 per cent non-controlling equity interest in Columbia Gas and Columbia Gulf upon its sale on October 4, 2023. Refer to Note 30, Strategic alliance, acquisitions and dispositions, for additional information.
3Gains related to cash flow hedges reported in AOCI and expected to be reclassified to net income in the next 12 months are estimated to be $5 million ($4 million, net of tax) at December 31, 2024. These estimates assume constant commodity prices, interest rates and foreign exchange rates over time; however, the amounts reclassified will vary based on the actual value of these factors at the date of settlement.
4Includes the controlling interest of the AOCI attributable to PNGTS recognized in Net gain (loss) on sale of assets upon the sale of PNGTS on August 15, 2024. Refer to Note 30, Strategic alliance, acquisitions and dispositions, for additional information.
5Represents the AOCI attributable to CFE's 13.01 per cent non-controlling equity interest in TGNH. Refer to Note 30, Strategic alliance, acquisitions and dispositions, for additional information.
6Represents the AOCI attributable to the Spinoff Transaction. Refer to Note 4, Discontinued operations, for additional information.

Schedule of Reclassifications out of Accumulated Other Comprehensive Income
Details about reclassifications out of AOCI into the Consolidated statement of income were as follows:

year ended December 31	Amounts reclassified from AOCI[1]			Affected line item in the Consolidated statement of income
	2024	2023	2022
(millions of Canadian $)

Cash flow hedges
Commodities	32	(85)	(47)	Revenues (Power and Energy Solutions)
Interest rate	(12)	(12)	(16)	Interest expense
	20	(97)	(63)	Total before tax
	(4)	23	21	Income tax (expense) recovery
	16	(74)	(42)	Net of tax
Pension and other post-retirement benefit plan adjustments
Amortization of actuarial gains (losses)	6	—	(11)	Plant operating costs and other[2]
Settlement gain (loss)	—	—	2	Plant operating costs and other[2]
	6	—	(9)	Total before tax
	—	—	3	Income tax (expense) recovery
	6	—	(6)	Net of tax
Equity investments
Equity income (loss)	19	22	4	Income (loss) from equity investments
	(4)	(6)	(1)	Income tax (expense) recovery
	15	16	3	Net of tax
Currency translation adjustments
Foreign currency translation gains on disposal of foreign operations	15	—	—	Net gain (loss) on sale of assets
	—	—	—	Income tax (expense) recovery
	15	—	—	Net of tax
1Amounts in parentheses indicate expenses to the Consolidated statement of income.
2These AOCI components are included in the computation of net benefit cost. Refer to Note 27, Employee post-retirement benefits, for additional information.